SUBSEQUENT EVENTS (Details)	12 Months Ended									12 Months Ended			12 Months Ended	1 Months Ended												0 Months Ended						0 Months Ended						12 Months Ended		0 Months Ended	1 Months Ended				0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY		Dec. 31, 2013 CNY		Dec. 31, 2012 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2014 Jinghan Group [Member] CNY	Apr. 30, 2013 21st School [Member] CNY	Dec. 31, 2014 Taishidian Holding [Member] CNY	Dec. 31, 2013 Taishidian Holding [Member] CNY	Jul. 25, 2013 Taishidian Holding [Member] CNY	Dec. 31, 2014 Class A Shares [Member] USD ($) item	Aug. 31, 2010 Class B Shares [Member] USD ($)	Dec. 31, 2014 Class B Shares [Member] USD ($) item	Mar. 05, 2015 Subsequent Event [Member] USD ($)	Mar. 05, 2015 Subsequent Event [Member] Result of EGM to increase the authorized share capital [Member] item	Mar. 05, 2015 Subsequent Event [Member] Result of EGM to approve and adopt the Fifth Amended and Restated Memorandum of Association and Articles of Association [Member] item	Dec. 31, 2014 Subsequent Event [Member] Result of EGM to approve and adopt the Fifth Amended and Restated Memorandum of Association and Articles of Association [Member] item	Apr. 30, 2015 Subsequent Event [Member] Jinghan Group [Member] CNY	Apr. 08, 2015 Subsequent Event [Member] Jinghan Group [Member] CNY	Feb. 06, 2015 Subsequent Event [Member] Taishidian Holding [Member] USD ($)	Feb. 06, 2015 Subsequent Event [Member] Taishidian Holding [Member] CNY	Mar. 05, 2015 Subsequent Event [Member] Class A Shares [Member] USD ($)	Mar. 05, 2015 Subsequent Event [Member] Class B Shares [Member] USD ($)	Aug. 31, 2014 CEHIL [Member]	May 13, 2014 CEHIL [Member]	Sep. 05, 2014 CEHIL [Member] IFC Loan [Member] USD ($)	Sep. 05, 2014 CEHIL [Member] Class A Shares [Member]	Sep. 05, 2014 CEHIL [Member] Class A Shares [Member] IFC Loan [Member]	Mar. 05, 2015 CEHIL [Member] Subsequent Event [Member]	Mar. 05, 2015 CEHIL [Member] Subsequent Event [Member] IFC Loan [Member] USD ($)	Mar. 05, 2015 CEHIL [Member] Subsequent Event [Member] Class A Shares [Member]	Sep. 05, 2014 CEHIL [Member] Subsequent Event [Member] Class A Shares [Member]	Jan. 21, 2015 Spin-Rich Ltd [Member] Subsequent Event [Member] Class A Shares [Member]	Jan. 21, 2015 Spin-Rich Ltd [Member] Subsequent Event [Member] Class B Shares [Member] item	Jan. 21, 2015 Spin-Rich Ltd [Member] Subsequent Event [Member] Class B Shares [Member] Dr Jin Huang [Member]	Dec. 31, 2014 Suzhou Hezhijia Investment Management Limited [Member] CNY	Dec. 31, 2014 Suzhou Hezhijia Investment Management Limited [Member] Taishidian Holding [Member] CNY	Feb. 06, 2015 Suzhou Hezhijia Investment Management Limited [Member] Subsequent Event [Member] CNY	Feb. 28, 2015 Suzhou Hezhijia Investment Management Limited [Member] Subsequent Event [Member] Taishidian Holding [Member] CNY	Dec. 31, 2015 Suzhou Hezhijia Investment Management Limited [Member] Subsequent Event [Member] Taishidian Holding [Member] CNY	Feb. 06, 2015 Suzhou Hezhijia Investment Management Limited [Member] Subsequent Event [Member] Taishidian Holding [Member] CNY	Mar. 05, 2015 Baring [Member] Subsequent Event [Member]	Mar. 05, 2015 Baring [Member] Subsequent Event [Member] IFC Loan [Member] USD ($)	Mar. 05, 2015 Baring [Member] Subsequent Event [Member] Class A Shares [Member]
SUBSEQUENT EVENTS [Line Items]
Authorized share capital	$ 125,000															$ 145,000
Ordinary shares, shares authorized	1,200,000,000	1,200,000,000					1,200,000,000						1,000,000,000		200,000,000									1,200,000,000	200,000,000
Ordinary shares, par value (in dollars per share)	$ 0.0001						$ 0.001						$ 0.0001	$ 0.0001	$ 0.0001									$ 0.0001	$ 0.0001
Preferred shares, shares authorized	50,000,000	50,000,000					50,000,000									50,000,000
Preferred shares, par value (in dollars per share)	$ 0.0001						$ 0.0001									$ 0.0001
Number of votes for the proposal																	789,685,690		789,704,706
Number of votes against the proposal																	780,020		654,672
Number of votes abstain the proposal																	2,240	108,572
Number of ordinary shares converted to Class A Ordinary Shares																																			12,600,000
Number of votes per ordinary share													1		10																					10
Reduction in ownership percentage (as a percent)																																					5.00%
Conversion ratio for conversion of Class B Ordinary Shares into Class A Ordinary Shares													1																						1
Best estimation of recoverable										110,000,000	110,000,000
Receivable resulting from disposal of Taishidian Holding		234,500,000	[1]	234,500,000	[1]							143,233,000											143,233,000																70,000,000				70,000,000
Bad debt provision	24,350,000	151,080,000		128,578,000		306,401,000				124,500,000	124,500,000																											70,000,000		40,000,000
Receivables resulting from disposals		14,000,000		14,000,000								234,500,000																										110,000,000		234,500,000
Outstanding consideration receivable																																										30,000,000
Cash payment received																																									40,000,000
Consideration on disposal								500,000,000	60,000,000											1,200,000,000	1,200,000,000	234,500,000
Amount of debt converted																												31,692,000				6,308,000													5,000,000
Number of shares owns																																	635,244,253													98,413,450
Ownership interest (as a percent)								100.00%																							56.05%													8.68%
Number of shares issued on conversion of convertible loan														80,755,877												170,368,902	972,782,696		501,508,621	501,508,621		972,782,696	133,735,632	133,735,632												83,584,770
Amount of cash injected into the Company																					700,000,000

[1]	On July 25, 2013, the Group entered in a letter for intent with Kunshan Venture to transfer the equity interest of Taishidian Holding, with consideration of RMB 234,500. The legal title of Taishidian Holding has been transferred to Kunshan Venture in July 2013, and the Group has no continuing involvement in Taishidian Holding since that. Management assessed the recoverable value with best estimation to be approximately RMB 110,000. Bad debt provision of RMB 124,500 was provided for the excessive portion and was included in the disposal loss in 2013. As of February 6, 2015 the receivable balance of RMB 234,500 was transferred to Suzhou Hezhijia Investment Management Limited with consideration of RMB 70,000. Therefore, the difference of RMB 40,000 between the carrying amount of RMB 110,000 and the consideration of RMB 70,000 was recognized as bad debt in 2014. (See Note 24(b)). RMB 40,000 of the consideration has been collected in February 2015.